PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deferred transaction related costs	$ 3,042	$ 0
Prepaid expenses	385	203
Other current assets	173	488
Total prepaid expenses and other current assets	$ 3,600	$ 691	$ 837